Consolidated Statements of Operations and Comprehensive Income/ (Loss) (Parentheticals)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares
Income Statement [Abstract]
Net income (loss) per share, Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.49)	¥ (3.47)	¥ 0.22	¥ 0.60
Weighted average shares, Diluted	20,924,500	20,924,500	18,071,233	17,200,000